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Virtus SGA International Growth Fund
Virtus SGA International Growth Fund

Virtus Ceredex Small-Cap Value Equity Fund and Virtus SGA International Growth Fund (the “funds”),

each a series of Virtus Asset Trust

Supplement dated November 20, 2020, to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2020, each as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the funds’ expenses. These changes are described in more detail below.

Virtus SGA International Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus SGA International Growth Fund		Class A	Class I	Class R6
Management Fees		0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none	none
Other Expenses		0.48%	0.47%	0.37%
Total Annual Fund Operating Expenses		1.58%	1.32%	1.22%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.26%)	(0.25%)	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.32%	1.07%	0.95%
[1]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.32% for Class A Shares, 1.07% for Class I Shares and 0.95% for Class R6 Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus SGA International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	702	1,025	1,371	2,344
Class I	109	398	708	1,589
Class R6	97	363	649	1,464

Expense Example No Redemption - Virtus SGA International Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	702	1,025	1,371	2,344
Class I	109	398	708	1,589
Class R6	97	363	649	1,464

Investors should retain this supplement with the Prospectuses for future reference.